GENERAL INFORMATION - VEON increases management's and directors' ownership (Details) - shares		1 Months Ended
	Apr. 12, 2024	Mar. 31, 2023
Director
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,648,225
Director | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	65,929
Deferred shares plan
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	2,853,375
Deferred shares plan | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	114,135
Short term incentive scheme
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,839,895
Short term incentive scheme | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	73,596	154,876